Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Arabesque Systematic USA Fund | Investor Class
Risk/Return:
Trading Symbol	ASURX
Arabesque Systematic USA Fund | Institutional Class
Risk/Return:
Trading Symbol	ASUIX
Arabesque Systematic Fund | Investor Class
Risk/Return:
Trading Symbol	SYIRX
Arabesque Systematic Fund | Institutional Class
Risk/Return:
Trading Symbol	SYIIX
Gotham Absolute Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GARIX
Gotham Enhanced Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GENIX
Gotham Neutral Fund | Institutional Class
Risk/Return:
Trading Symbol	GONIX
Gotham Index Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	GINDX
Gotham Index Plus Fund | Investor Class
Risk/Return:
Trading Symbol	GNNDX
Gotham Large Value Fund | Institutional Class
Risk/Return:
Trading Symbol	GINVX
Gotham Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GTRFX
Gotham Total Return Fund | Investor Class
Risk/Return:
Trading Symbol	GTRNX
Gotham Index Plus All-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	GANDX
Gotham Enhanced Index Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	GENDX
Gotham Enhanced 500 Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	GECFX
Gotham Enhanced S&P 500 Index Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GSPFX
Gotham Master Index Plus Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GMIDX
Gotham Absolute 500 Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GFIVX
Gotham Absolute 500 Core Fund | Institutional Class
Risk/Return:
Trading Symbol	GACFX
Gotham Enhanced 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GENFX
Gotham Neutral 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GONFX
Gotham Hedged Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	GHPLX
Gotham Hedged Core Fund | Institutional Class
Risk/Return:
Trading Symbol	GCHDX
Gotham Defensive Long Fund | Institutional Class
Risk/Return:
Trading Symbol	GDLIX
Gotham Defensive Long 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GDLFX
Gotham Short Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	GSSFX
Gotham Master Neutral Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GMNFX
Sirios Long/Short Fund | Class A
Risk/Return:
Trading Symbol	SLHAX
Sirios Long/Short Fund | Advisor Class
Risk/Return:
Trading Symbol	SLHDX
Sirios Long/Short Fund | Institutional Class
Risk/Return:
Trading Symbol	SLHIX
Sirios Long/Short Fund | Retail Class
Risk/Return:
Trading Symbol	SLHZX
TOBAM Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	TBMAX
TOBAM Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	TBMCX
TOBAM Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	TBMIX